File Nos. 33-16439

811-05159

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

On September 1, 2006

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 54	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 56	☒

RS INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

388 Market Street

San Francisco, California 94111

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (800) 766-3863 with a copy to:

TERRY R. OTTON

c/o RS Investments

388 Market Street

San Francisco, California 94111

(Name and Address of Agent for Service)

TIMOTHY W. DIGGINS, Esq.

Ropes & Gray LLP

One International Place

Boston, MA 02110-2624

It is proposed that this filing will become effective:

☐  Immediately upon filing pursuant to paragraph (b), or

☐  60 days after filing pursuant to paragraph (a)(1), or

☒  On September 30, 2006, pursuant to paragraph (b), or

☐  75 days after filing pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

☒  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE:  This Post-Effective Amendment No. 54 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate September 30, 2006 as the new effective date for Post-Effective Amendment No. 53 filed pursuant to Rule 485(a) under the Securities Act on July 6, 2006. Post-Effective Amendment No. 53 was initially scheduled to become effective on September 4, 2006. This Post-Effective Amendment No. 54 is not intended to amend or supersede any information contained in Post-Effective Amendment No. 53.

This filing is related only to RS Diversified Growth Fund, RS Emerging Growth Fund, RS Growth Fund, The Information Age Fund®, RS Internet Age Fund®, RS MidCap Opportunities Fund, RS Smaller Company Growth Fund, RS Global Natural Resources Fund, RS Investors Fund, RS Partners Fund, and RS Value Fund; it is not intended to amend or supersede any prior filing of any other series of the Registrant.

RS INVESTMENT TRUST

Part A.         INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A of RS Investment Trust (the “Registrant”) under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on July 6, 2006 (“Amendment No. 53/55”).

Part B.         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 53/55 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on July 6, 2006.

Part C.         OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 53/55 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on July 6, 2006.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and County of San Francisco and State of California on the 1st day of September, 2006.

RS Investment Trust

By:	TERRY R. OTTON
Terry R. Otton
	Title:	President and
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of RS Investment Trust has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

TERRY R. OTTON	President and Principal Executive	September 1, 2006
Terry R. Otton	Officer

TERRY R. OTTON	Chief Financial and Accounting Officer	September 1, 2006
Terry R. Otton

LEONARD B. AUERBACH*	Trustee	September 1, 2006
Leonard B. Auerbach

JUDSON BERGMAN*	Trustee	September 1, 2006
Judson Bergman

JEROME S. CONTRO*	Trustee	September 1, 2006
Jerome S. Contro

JOHN W. GLYNN*	Trustee	September 1, 2006
John W. Glynn

* By:	BENJAMIN L. DOUGLAS
Benjamin L. Douglas, Attorney-in-Fact pursuant to the powers of attorney previously filed or filed herewith